Operations and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Operations and principal activities
Net cash provided by/(used in) operating activities	¥ 22,501	$ 3,171	¥ (112,873)	¥ 84,287
Accumulated deficit	¥ (330,166)		¥ (346,618)		$ (46,503)